Convertible Redeemable Preferred Shares - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2016	Dec. 31, 2015	Feb. 28, 2018	Dec. 31, 2017
Series A Convertible Redeemable Preferred Stock
Minority Interest [Line Items]
Redemption price compounded annually	8.00%
Value of the convertible redeemable preferred shares					¥ 140,183
Liquidation description	In the event of insufficient funds available to pay in full the preference amount in respect of Series A Shares, the entire assets and funds of the Company legally available for distribution to the holders of Series A Shares shall be distributed on a pro rata basis among the holders of Series A Shares in proportion to issued price.
Preferred Stock, Conversion Basis	A Shares shall be the quotient of the per share issue price divided by the then effective Series A Shares conversion price, which shall initially be the per share issue price, resulting in an initial conversion ratio for Series A Shares of 1:1.
Preferred stock conversion ratio	100.00%
IPO
Minority Interest [Line Items]
Carrying amount of equity interest				¥ 48,912
Shanghai Trustbridge | Puxin Education
Minority Interest [Line Items]
Equity interest with preferential feature issued			12.267%
Consideration for sale of equity interest			¥ 120,000
Consideration received for sale of equity interest		¥ 70,000	¥ 50,000
Shanghai Trustbridge | Puxin Education | IPO | Mr. Yunlong Sha
Minority Interest [Line Items]
Equity interest with preferential feature sold				5.00%
Shanghai Trustbridge | Trustbridge Partners VI, L.P | IPO | Series A Convertible Redeemable Preferred Stock
Minority Interest [Line Items]
Shares exchanged for the equity interest				5,958,940
Ningbo Zhimei | Puxin Education | IPO
Minority Interest [Line Items]
Equity interest with preferential feature sold				3.6335%
Ningbo Zhimei | Fasturn Overseas Limited | IPO | Series A Convertible Redeemable Preferred Stock
Minority Interest [Line Items]
Shares exchanged for the equity interest				5,958,940